Income from Discontinued Operations, Net - Gain or loss on disposition of discontinued operations, net (Details) - Discontinued operations in connection with the TelevisaUnivision Transaction - MXN ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income from Discontinued Operations, Net
Gain (loss) on disposition of discontinued operations before income taxes	$ 75,192,421	$ (1,100,645)
Income taxes	19,126,891	843,002
Gain (loss) on disposition of discontinued operations, net	$ 56,065,530	$ (1,943,647)